DEBT	12 Months Ended
Jun. 30, 2015
DEBT

NOTE 12 — DEBT

Short-term Debt

As of June 30, 2015, we had $5.0 billion of commercial paper issued and outstanding, with a weighted-average interest rate of 0.11% and maturities ranging from 8 days to 63 days. As of June 30, 2014, we had $2.0 billion of commercial paper issued and outstanding, with a weighted-average interest rate of 0.12% and maturities ranging from 86 to 91 days. The estimated fair value of this commercial paper approximates its carrying value.

We have two $5.0 billion credit facilities that expire on November 4, 2015 and November 14, 2018, respectively. These credit facilities serve as a back-up for our commercial paper program. As of June 30, 2015, we were in compliance with the only financial covenant in both credit agreements, which requires us to maintain a coverage ratio of at least three times earnings before interest, taxes, depreciation, and amortization to interest expense, as defined in the credit agreements. No amounts were drawn against these credit facilities during any of the periods presented.

Long-term Debt

As of June 30, 2015, the total carrying value and estimated fair value of our long-term debt, including the current portion, were $30.3 billion and $30.5 billion, respectively. This is compared to a carrying value and estimated fair value of our long-term debt of $20.6 billion and $21.5 billion, respectively, as of June 30, 2014. These estimated fair values are based on Level 2 inputs.

The components of our long-term debt, including the current portion, and the associated interest rates were as follows as of June 30, 2015 and 2014:

Due Date	Face Value June 30, 2015	Face Value June 30, 2014	Stated Interest Rate	Effective Interest Rate

		(In millions)

Notes

September 25, 2015	$1,750	$1,750	1.625%	1.795%
February 8, 2016	750	750	2.500%	2.642%
November 15, 2017	600	600	0.875%	1.084%
May 1, 2018	450	450	1.000%	1.106%
December 6, 2018	1,250	1,250	1.625%	1.824%
June 1, 2019	1,000	1,000	4.200%	4.379%
February 12, 2020 (a)	1,500	0	1.850%	1.935%
October 1, 2020	1,000	1,000	3.000%	3.137%
February 8, 2021	500	500	4.000%	4.082%
December 6, 2021 (b)	1,950	2,396	2.125%	2.233%
February 12, 2022 (a)	1,500	0	2.375%	2.466%
November 15, 2022	750	750	2.125%	2.239%
May 1, 2023	1,000	1,000	2.375%	2.465%
December 15, 2023	1,500	1,500	3.625%	3.726%
February 12, 2025 (a)	2,250	0	2.700%	2.772%
December 6, 2028 (b)	1,950	2,396	3.125%	3.218%
May 2, 2033 (b)	613	753	2.625%	2.690%
February 12, 2035 (a)	1,500	0	3.500%	3.604%
June 1, 2039	750	750	5.200%	5.240%
October 1, 2040	1,000	1,000	4.500%	4.567%
February 8, 2041	1,000	1,000	5.300%	5.361%
November 15, 2042	900	900	3.500%	3.571%
May 1, 2043	500	500	3.750%	3.829%
December 15, 2043	500	500	4.875%	4.918%
February 12, 2045 (a)	1,750	0	3.750%	3.800%
February 12, 2055 (a)	2,250	0	4.000%	4.063%

Total	$30,463	$20,745

(a)	In February 2015, we issued $10.8 billion of debt securities.

(b)	Euro-denominated debt securities.

The notes in the table above are senior unsecured obligations and rank equally with our other senior unsecured debt outstanding. Interest on these notes is paid semi-annually, except for the euro-denominated debt securities on which interest is paid annually. Cash paid for interest on our debt for fiscal years 2015, 2014, and 2013 was $620 million, $509 million, and $371 million, respectively. As of June 30, 2015 and 2014, the aggregate unamortized discount for our long-term debt, including the current portion, was $156 million and $100 million, respectively.

Debt Service

Maturities of our long-term debt for each of the next five years and thereafter are as follows:

(In millions)

Year Ending June 30,

2016	$2,500
2017	0
2018	1,050
2019	2,250
2020	1,500
Thereafter	23,163

Total	$30,463